Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Statement of comprehensive income [abstract]
Profit for the year	¥ 810,501	$ 117,077	¥ 491,742	¥ 422,856
Items that may be reclassified subsequently to profit or loss, net of tax:
Foreign currency translation	834	120	15,672	21,369
Net fair value change on debt instruments at fair value through other comprehensive income	2,249	325	2,787	10,649
Other comprehensive income for the year, net of tax	3,083	445	18,459	32,018
Total comprehensive income for the year, net of tax	813,584	117,522	510,201	454,874
Attributable to:
Equity holders of the Company	534,308	77,181	338,082	310,383
Non-controlling interests	279,276	40,341	172,119	144,491
Total comprehensive income for the year, net of tax	¥ 813,584	$ 117,522	¥ 510,201	¥ 454,874